THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED DECEMBER 6, 2007 TO THE

PROSPECTUS DATED MARCH 1, 2007, AS SUPPLEMENTED

This Supplement updates the above-referenced Prospectus of The Enterprise Group of Funds, Inc. (“Corporation”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the proposed reorganization of the AXA Enterprise Growth Fund (“AXA Fund”) of the Corporation into the Goldman Sachs Capital Growth Fund of the Goldman Sachs Trust (“Goldman Sachs Fund”), which is advised by Goldman Sachs Asset Management, L.P.

Information Regarding the Proposed Reorganization of

the AXA Enterprise Growth Fund into the Goldman Sachs Fund

On December 6, 2007, shareholders of the AXA Fund approved an Agreement and Plan of Reorganization (“Reorganization Agreement”), which provides for the reorganization of the AXA Fund into the Goldman Sachs Fund (“Reorganization”).

This Supplement updates the above-referenced Prospectus of The Enterprise Group of Funds, Inc. (“Corporation”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Corporation at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

It is anticipated that the effective date of the Reorganization will be December 14, 2007. Except as otherwise noted, until that time, an existing investor in the AXA Fund will be able to purchase, redeem and exchange shares in the AXA Fund (subject to the usual limitations described in the Corporation’s Prospectus). Accordingly, if you intend to engage in such transactions, you should read this Supplement to the Prospectus, together with the Corporation’s Prospectus and Statement of Additional Information and the Proxy Statement/Prospectus (available upon request) relating to the Reorganization. In anticipation of the Reorganization, the AXA Fund will be closed to exchange purchases and new or additional investments on December 12, 2007.